CONDENSED STATEMENT OF OPERATIONS (Parenthetical)	3 Months Ended	9 Months Ended
	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares
Income Statement [Abstract]
Ordinary shares subject to possible redemption (in shares) | shares	79,280,895	79,280,895
Income attributable to ordinary shares subject to possible redemption | $	$ (30,986)	$ (92,501)